Share-Based Payment (Details) - Schedule of Expenses Recognized in Financial Statements - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Expenses Recognized In Financial Statements Abstract
Expenses arising from share-based payment transactions	€ 122	€ 127	€ 63